Supplement to the
Fidelity® Municipal Money Market Funds'
October 29, 2003
Prospectus

The following information replaces the information found in the third bullet under the heading "Principal Investment Strategies" contained in the "Investment Summary" section for Spartan Municipal Money Fund beginning on page 3.

  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the information found in the second paragraph under the heading "Principal Investment Strategies" contained in the "Investment Details" section for Spartan Municipal Money Fund beginning on page 6.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

SMM/MMM-04-01L January 10, 2004
1.790713.101

Supplement to the
Fidelity® Municipal Money Market Funds'
October 29, 2003
Prospectus

The following information replaces the information found in the third bullet under the heading "Principal Investment Strategies" contained in the "Investment Summary" section for Spartan Municipal Money Fund beginning on page 3.

  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the information found in the second paragraph under the heading "Principal Investment Strategies" contained in the "Investment Details" section for Spartan Municipal Money Fund beginning on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

SMM/MMM-04-01 January 10, 2004
1.471730.109